SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Summary of Common Shares Reserves Issue

Titan has reserved and set aside up to 15% of the issued and outstanding Common Shares for the granting of stock options and restricted share units to eligible employees, officers, consultants, and advisors. The Company’s compensation plan includes the Share Unit Plan (the “SU Plan”), the Deferred Unit Plan (the “DSU Plan”), the Stock Option Plan (the “Option Plan”), collectively the “Compensation Plan”. At June 30, 2021, 9,328,028 Common Shares were remaining available to issue under the Compensation Plan.

Common shares outstanding	110,927,690
Available for issuance – 15% of common share outstanding	16,639,154
Reserved for stock options	(5,396,145)
Reserved for RSUs	(1,914,981)
Remainder available to reserve for future grants	9,328,028

Summary of Stock-Based Compensation Expense

During Q2, 2021, the Company granted 821,124 stock options and 387,121 RSUs to Directors, Officers and Employees. The stock-based compensation expense is presented in the General and administrative expense as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Options	$775	$206	$1,202	$435
RSUs	654	-	996	-
Stock-based compensation expense	$1,429	$206	$2,198	$435

Summary of Options and Terms

During Q2, 2021, the company granted 821,124 stock options with the terms outlined below:

Grant date / recipient	Number of options	Exercise price	Vesting conditions	Contractual life of options
June 10, 2021, options A	340,000	$1.87	Options vest as to ¼ of the total number of options granted on the first anniversary of the grant date, and monthly for the remaining ¾ in equal amounts	7 years
June 10, 2021, options B	471,500	$1.87	Options vest as to ¼ of the total number of options granted on each annual anniversary of the grant date, beginning on the first year anniversary of the grant date	7 years
June 10, 2021, options C	9,624	$1.87	Options vest immediately	7 years
Total options granted in Q2, 2021	821,124

Summary of Granted Restricted Share Units

Grant date / recipient	Vesting conditions	Number of RSUs
June 10, 2021 RSUs A	RSUs vest as to ¼ of the total number of units granted, on each of four anniversaries from the grant date	210,000
June 10, 2021 RSUs B	RSUs vest on the earliest of the Company’s next annual general meeting of the shareholder’s and 12 months from the grant date	176,468
June 10 2021 RSUs C	RSUs vested immediately	653
Total RSUs granted in Q2, 2021		387,121

Summary of Contributed Surplus-Warrant Reserve

As at June 30, 2021, the Company has 9,912,633 equity warrants that are issued, outstanding and exercisable (December 31, 2020: 2,131,716). These equity warrants expire between January 26, 2023, and November 6, 2025, (December 31, 2020: equity warrants had expiry dates between April 12, 2020, and November 6, 2025). Due to the equity classification, the equity warrants are not revalued each reporting period.

	Equity warrant units	Average exercise price $	Warrant Reserve $
Balance at January 1, 2021	2,131,716	1.72	1,671
January 2021 Equity Offering	3,709,677	2.00	3,164
January 2021 Equity Offering-broker warrants	518,234	1.94	1,384
February 2021 Equity Offering	4,792,625	3.00	5,928
February 2021 Equity Offering-broker warrants	670,967	3.00	1,238
Exercised	(1,318,675)	(1.51)	-
Expired	(591,911)	(3.40)	-
Equity warrants as at June 30, 2021	9,912,633	2.67	13,385

Options [member]
Statement Line Items [Line Items]
Summary of Options Outstanding

A summary of the status of the Company’s outstanding stock options as of June 30, 2021, is presented in the following table:

	Three Months Ended June 30, 2021		Six Months Ended June 30, 2021
Stock options outstanding	Number stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price
Balance, Opening	4,685,021	$1.94	2,923,770	$1.77
Granted	821,124	1.87	2,622,386	2.10
Exercised	-	-	(19,568)	0.73
Expired	-	-	(9,810)	3.66
Cancelled/ forfeited	(110,000)	1.31	(120,633)	1.44
Balance, June 30, 2021	5,396,145	$1.94	5,396,145	$1.94

RSUs [Member]
Statement Line Items [Line Items]
Summary of Options Outstanding

A summary of the status of the Company’s outstanding RSUs as of June 30, 2021, is presented in the following table:

	Three Months Ended June 30, 2021		Six Months Ended June 30, 2021
	Number of RSUs	Weighted Average Exercise Price	Number of RSUs	Weighted Average Exercise Price
Balance, Opening	1,527,860	$2.34	-	$-
Granted	387,121	1.87	1,914,981	2.24
Balance, June 30, 2021	1,914,981	$2.24	1,914,981	$2.24